GENERAL (Schedule of gain associated with sale, presented in the results of discontinued operations) (Details) - Discontinued Operations [Member] - Integrated Solutions Division [Member] - USD ($)
$ in Thousands
	1 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gross purchase price		$ 35,000
Provision		(4,049)
Net assets sold		(14,621)
Realized foreign currency translation adjustments		(1,442)
Total net gain on divestiture of the Integrated Solutions Division	$ (6,281)	$ 14,888	$ 436	$ 3,678